DIVIDEND	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Dividend
DIVIDEND	22 DIVIDEND No dividends were paid in the six months ended 30 September 2024 and 30 September 2023.	22 DIVIDEND No dividends were declared or paid during each of the years ended 31 March 2024 and 202